Property, plant & equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7 Property, plant & equipment
The changes in the carrying value of th
e
 property, plant & equipment can be presented as follows for the year 2021, 2020 and 2019:

in 000€	Land and buildings	Plant and equipment	Right-of-use assets	Construction in progress	Total
Acquisition value
At January 1, 2019	45,777	77,557	14,327	3,002	140,663
Impact of adoption of IFRS 16	—	—	4,984	—	4,984
Additions	302	7,363	3,429	5,807	16,901
Acquired from business combinations	61	3,046	633	17	3,757
Disposals	(37)	(6,091)	(753)	—	(6,881)
Transfers	(3,360)	7,077	117	(4,338)	(504)
Currency Translation	150	199	8	6	363
Other	—	(73)	(1,099)	(80)	(1,252)
At December 31, 2019	42,893	89,078	21,646	4,414	158,031
Additions	256	2,600	4,567	8,175	15,598
Acquired from business combinations	—	220	24	—	244
Disposals	—	(2,953)	(1,657)	(38)	(4,648)
Transfers	(15)	7,961	(4,010)	(3,886)	50
Currency Translation	(717)	(2,486)	(423)	(26)	(3,652)
At December 31, 2020 *	42,417	94,420	20,147	8,639	165,623
Additions	462	5,259	2,397	2,213	10,331
Disposals	—	(3,682)	(1,191)	(779)	(5,652)
Transfers	4,099	6,673	(1,249)	(8,296)	1,227
Currency Translation	183	598	103	4	888
At December 31, 2021	47,161	103,268	20,207	1,781	172,417
Depreciation
At January 1, 2019	(6,071)	(33,307)	(8,441)	(307)	(48,126)
Depreciation charge for the year	(1,199)	(9,162)	(4,058)	—	(14,419)
Acquired from business combinations	—	—	—	—	—
Disposals	36	5,704	359	—	6,099
Transfers	200	(1,551)	1,031	307	(13)
Currency Translation	(25)	(190)	(2)	—	(217)
Other	220	(34)	51	—	237
At December 31, 2019	(6,839)	(38,540)	(11,060)	—	(56,439)
Depreciation charge for the year	(1,223)	(10,205)	(3,504)	—	(14,932)
Disposals	—	2,632	1,518	—	4,150
Transfers	(11)	(3,961)	3,810	—	(162)
Currency Translation	66	872	85	—	1,023
At December 31, 2020	(8,007)	(49,202)	(9,151)	—	(66,360)
Depreciation charge for the year	(1,344)	(10,590)	(3,640)	—	(15,574)
Disposals	—	3,594	1,166	—	4,760
Transfers	(143)	(1,595)	515	—	(1,223)
Currency Translation	(92)	(380)	(41)	—	(513)
At December 31, 2021	(9,586)	(58,173)	(11,151)	—	(78,910)
Net book value
At December 31, 2021	37,575	45,095	9,056	1,781	93,507
At December 31, 2020	34,410	45,218	10,996	8,639	99,263
At December 31, 2019	36,054	50,538	10,586	4,414	101,592
At January 1, 2019	39,706	44,250	5,886	2,695	92,537

The investments in property, plant & equipment and
right-of-use
assets in 2021 amounted to K€10,331 (2020:K€15,598). They are mainly related to new machines and installations (K€3,635), land and buildings (K€2,224), IT equipment (K€2,126) and leased vehicles (K€769). The investments in 2020 related to new machines and installations (K€5,011), land and buildings (K€7,580), IT equipment (K€1,056) and leased vehicles (K€1,714). The investments in 2019 related to new machines and installations (K€7,757), land and buildings (K€4,865), IT equipment (K€1,268) and leased vehicles (K€1,119).
The Group realized a net loss on disposal of property, plant and equipment of K€210 in 2021 (2020: a net loss of K€10; 2019: a net loss of K€165).
No impairment of property, plant and equipment was recorded in 2021, 2020 and 2019.
The transfers in 2021 within property, plant and equipment are mainly related to

•	the transfers from construction in progress towards Land & Buildings and Plant & Equipment of K€8,296 is mainly related to the new metal production site in Bremen.

•	the transfer from Right-of-Use of assets to Plant and Equipment due to the obtaining of the ownership for a net book value of K€168.
Assets under construction
Per December 31, 2021 the main assets under construction
were
related to our new metal production facility in USA for an amount of K€547 and a printer for our plastic production in Belgium for K€540.
Changes in useful life for certain assets in 2019
The Group reviews the useful life for the intangible assets and property, plant and equipment on an annual basis considering the current facts and circumstances available. This review resulted in 2019 in a re-assessment
of the useful life for certain specific assets in the categories buildings, fixtures, vehicles and machinery. The impact of the change in useful life during the year 2019 resulted in a decrease of the depreciation charges for the year ended December 31, 2019 by K€1,147.
The depreciation charge for 2020 and 2021 was calculated to decrease by
 K€478 and K€276
respectively. The effect will be neutralized in 2028 for machines, in 2033 for fixtures and in 2048 for buildings.

The right of use assets can be presented as follows:
The carrying value of
Right-of-Use
assets at December 31, 2021 was K€9,054 (2020: K€10,996; 2019: K€10,586).
Right-of-Use
assets are mainly
related to buildings with a carrying value of K€4,419 at December 31, 2021 (2020: K€4,917; 2019: K€3,783) and for which depreciation of K€1,794 was recorded in 2021 (2020:K€1,620; 2019:K€1,953). New leases in 2021 amount to K€2,396 of which K€1,624 related to leased buildings (2020:K€2,397; 2019:K€2,855).

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2020	6,488	4,275	10,883	21,646
Additions	2,397	1,738	433	4,568
Acquired from business combinations	—	—	24	24
Modifications	—	—	—	—
Disposals	(1,214)	(291)	(152)	(1,657)
Currency Translation	(372)	(10)	(41)	(423)
Transfers	275	(1,157)	(3,129)	(4,011)
Other	—	—	—	—
At December 31, 2020	7,574	4,555	8,018	20,147
Additions	1,624	710	62	2,396
Disposals	(1,022)	(268)	(281)	(1,571)
Currency Translation	96	3	3	102
Transfers	(151)	(112)	(605)	(868)
At December 31, 2021	8,121	4,888	7,197	20,206
Depreciation
At January 1, 202 0	(2,705)	(2,030)	(6,325)	(11,060)
Depreciation charge for the year	(1,620)	(1,129)	(755)	(3,504)
Disposals	1,175	272	71	1,518
Transfers	446	992	2,373	3,811
Currency Translation	47	4	33	84
Other	—	—	—	—
At December 31, 2020	(2,657)	(1,891)	(4,603)	(9,151)
Depreciation charge for the year	(1,794)	(1,236)	(610)	(3,640)
Disposals	639	257	270	1,166
Currency Translation	(41)	(2)	2	(41)
Transfers	151	74	289	514
At December 31, 2021	(3,702)	(2,798)	(4,652)	(11,152)
Net book value
At December 31, 2021	4,419	2,090	2,545	9,054
At January 1, 2021	4,917	2,664	3,415	10,996
The following amounts related to leases are recognized in profit & loss

(in 000€)	2021
Depreciation expense	(3,640)
Interest expense on lease liabilities	(289)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(537)
The Group has negotiated several contracts with extension and termination options because of common practice in the country or for the asset. Management has exercised significant judgments in determining wheth
e
r these extension and termination options are reasonably certain to be exercised. The potential future cash flows beyond the period following the exercise of the extension and termination option that are not included in the lease term are presented in the following table:

(in 000€)	2021
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	3,015
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,560
Pledges
Land and buildings (including buildings under construction) with a carrying amount of K€24,451 (2020: K€25,364; 2019: K€26,270) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on machines with a total carrying amount of K€1,131 (2020: K€2,274; 2019: K€2,884) (Note 24).